UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    4/30/2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
April 30, 2008

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value

	Variable Rate Senior Loan Interests – 145.7% (85.8% of Total Investments) (4)

	Aerospace & Defense – 1.7% (1.0% of Total Investments)

$4,992	Midwestern Aircraft, Term Loan B	4.568%	12/30/11	BBB-	$4,932,561
2,300	Transdigm, Inc., Term Loan B	4.655%	6/23/13	BB-	2,199,375
2,379	Vought Aircraft Industries, Inc., Term Loan	5.120%	12/22/11	Ba3	2,247,604
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	4.953%	12/22/10	Ba3	509,773

10,216	Total Aerospace & Defense				9,889,313

	Airlines – 3.1% (1.8% of Total Investments)

2,504	ACTS Aero Technical Support & Services, Inc., Term Loan	5.959%	10/01/14	B+	2,146,876
2,000	Delta Air Lines, Inc., Credit Linked Deposit	4.899%	4/30/12	Ba2	1,740,416
1,995	Delta Air Lines, Inc., Term Loan, Second Lien	6.149%	4/30/14	B	1,595,980
7,920	Northwest Airlines, Inc., DIP Term Loan	4.720%	8/21/13	BB	6,902,280
6,196	United Air Lines, Inc., Term Loan B	4.838%	2/01/14	BB-	5,370,895

20,615	Total Airlines				17,756,447

	Auto Components – 0.5% (0.3% of Total Investments)

3,000	Goodyear Tire & Rubber Company, Term Loan	4.540%	4/30/14	Ba1	2,850,000

	Building Products – 7.6% (4.5% of Total Investments)

1,750	Atrium Companies, Inc., Term Loan	6.466%	5/31/12	BB-	1,469,893
8,888	Building Materials Corporation of America, Term Loan	5.688%	2/22/14	BB-	7,480,783
5,000	Building Materials Corporation of America, Term Loan, Second Lien	8.688%	9/15/14	Caa2	3,154,168
14,475	Nortek, Inc., Term Loan B	5.302%	8/27/11	Ba3	13,099,875
8,265	Stile Acquisition Corporation, Canadian Term Loan	4.893%	4/05/13	BB-	7,489,934
8,279	Stile Acquisition Corporation, Term Loan B	4.892%	4/05/13	BB-	7,502,694
3,940	TFS Acquisition, Term Loan	6.196%	8/11/13	B+	3,664,200

50,597	Total Building Products				43,861,547

	Capital Markets – 1.3% (0.7% of Total Investments)

2,394	Ameritrade Holdings Corporation, Term Loan B	4.370%	12/31/12	Ba1	2,343,136
961	BNY Convergex Group LLC, Incremental Delayed Draw Term Loan, (5), (6)	1.500%	10/02/13	B2	(88,862)
685	BNY Convergex Group LLC, Incremental Term Loan	5.700%	10/02/13	B2	646,483
4,643	BNY Convergex Group LLC, Term Loan	5.700%	10/02/13	B+	4,381,696

8,683	Total Capital Markets				7,282,453

	Chemicals – 8.4% (4.9% of Total Investments)

1,400	Celanese Holdings LLC, Credit Linked Deposit	2.703%	4/02/14	BB+	1,355,375
5,544	Celanese Holdings LLC, Term Loan	4.188%	4/02/14	BB+	5,367,285
1,536	Foamex LP, Term Loan B	5.972%	2/12/13	B1	1,271,429
8,452	Hercules Inc., Term Loan	4.363%	10/08/10	Baa2	8,324,855
4,843	Hexion Specialty Chemicals, Inc., Term Loan C-1	4.938%	5/05/13	Ba3	4,578,122
1,052	Hexion Specialty Chemicals, Inc., Term Loan C-2	5.000%	5/05/13	Ba3	994,498
3,653	Huntsman International LLC, Term Loan	4.636%	4/19/14	BB+	3,545,250
3,920	Ineos US Finance LLC, Tranche C2 B	5.385%	12/16/14	BB-	3,666,425
450	JohnsonDiversey, Inc., Term Loan	5.112%	12/16/11	Ba2	428,516
1,455	Lucite International, Term Loan B-1	5.150%	7/07/13	BB-	1,304,953
515	Lucite International, Term Loan B-2	5.150%	7/07/13	BB-	462,062
12,610	Rockwood Specialties Group, Inc., Term Loan E	4.399%	7/30/12	BB+	12,030,287
998	Solutia Inc., Term Loan	8.500%	2/28/14	B+	979,212
3,990	Univar, Inc., Term Loan	5.696%	10/10/14	B+	3,725,662

50,418	Total Chemicals				48,033,931

	Commercial Services & Supplies – 2.3% (1.4% of Total Investments)

1,442	Allied Waste North America, Inc., Letter of Credit	4.109%	3/28/14	BBB-	1,395,591
2,398	Allied Waste North America, Inc., Term Loan B	4.383%	3/28/14	BBB-	2,320,945
263	Aramark Corporation, Letter of Credit	4.875%	1/24/14	BB	252,930
4,146	Aramark Corporation, Term Loan	4.571%	1/24/14	BB	3,981,285
980	NCO Financial Systems, Inc., Term Loan	7.200%	5/15/13	BB-	917,700
2,388	Rental Services Corporation, Term Loan	6.230%	11/27/13	B-	2,084,605
1,181	Workflow Holdings Corporation, Term Loan	8.000%	11/30/11	BB-	1,037,665
1,780	Xerium Technologies Inc. Term Loan B	5.446%	5/21/12	B+	1,441,626

14,578	Total Commercial Services & Supplies				13,432,347

	Communications Equipment – 0.4% (0.3% of Total Investments)

2,645	Aspect Software, Inc., Term Loan B	5.625%	7/11/11	BB-	2,479,364

	Consumer Finance – 0.4% (0.2% of Total Investments)

2,900	Peach Holdings Inc., Term Loan	7.138%	11/30/13	B	2,370,750

	Containers & Packaging – 3.9% (2.3% of Total Investments)

495	Amscan Holdings, Inc., Term Loan	5.156%	5/25/13	B1	423,225
19,405	Graham Packaging Company, L.P., Term Loan	5.037%	10/07/11	B+	18,435,781
699	Smurfit-Stone Container Corporation, Deposit-Funded commitment	4.684%	11/01/10	BB	681,349
783	Smurfit-Stone Container Corporation, Term Loan B	5.013%	11/01/11	BB	763,876
1,488	Smurfit-Stone Container Corporation, Term Loan C	5.029%	11/01/11	BB	1,451,030
467	Smurfit-Stone Container Corporation, Tranche C-1	4.709%	11/01/11	BB	455,402

23,337	Total Containers & Packaging				22,210,663

	Diversified Consumer Services – 3.3% (1.9% of Total Investments)

11,945	Thomson Learning Center, Term Loan, DD1	5.342%	7/05/14	B+	11,103,869
8,523	West Corporation, Term Loan	5.320%	10/24/13	BB-	7,811,883

20,468	Total Diversified Consumer Services				18,915,752

	Diversified Financial Services – 0.6% (0.4% of Total Investments)

3,920	Ineos US Finance LLC, Tranche B2	4.885%	12/16/13	BB-	3,666,425

	Diversified Telecommunication Services – 8.1% (4.7% of Total Investments)

4,980	Alltel Communications, Inc., Term Loan B3, DD1	5.466%	5/18/15	BB-	4,586,083
948	Choice One Communications, Term Loan B	6.813%	6/30/12	B2	810,418
5,940	Crown Castle Operating Company, Term Loan	4.196%	1/26/14	BB+	5,565,967
3,891	Intelsat, Tranche B, Term Loan	5.184%	7/01/13	BB	3,727,339
6,245	Intelsat, Tranche B-2, Term Loan A	5.184%	1/03/14	BB-	5,934,275
6,243	Intelsat, Tranche B-2, Term Loan B	5.184%	1/03/14	BB-	5,932,490
6,243	Intelsat, Tranche B-2, Term Loan C	5.184%	1/03/14	BB-	5,932,490
6,800	Level 3 Financing, Inc., Term Loan	4.962%	3/13/14	B+	6,313,800
7,900	MetroPCS Wireless, Inc., Term Loan	5.317%	11/03/13	Ba3	7,463,852

49,190	Total Diversified Telecommunication Services				46,266,714

	Electric Utilities – 4.8% (2.9% of Total Investments)

16,930	Calpine Corporation, DIP Term Loan	5.575%	3/31/14	B+	15,957,762
2,056	Calpine Corporation, DIP Revolver, (5)	2.365%	3/31/14	B+	409,722
188	MACH Gen LLC, Synthetic Letter of Credit	4.696%	2/22/13	B+	181,953
1,787	MACH Gen LLC, Term Loan	5.100%	2/22/14	B+	1,734,284
5,970	TXU Corporation, Term Loan B-2	6.579%	10/10/14	Ba3	5,727,469
3,980	TXU Corporation, Term Loan B-3	6.583%	10/10/14	Ba3	3,815,576

30,911	Total Electric Utilities				27,826,766

	Electrical Equipment – 0.8% (0.5% of Total Investments)

4,980	Allison Transmission Holdings, Inc., Term Loan	5.573%	8/07/14	BB-	4,680,707

	Electronic Equipment & Instruments – 0.2% (0.1% of Total Investments)

983	Sensata Technologies B.V., Term Loan	4.663%	4/27/13	BB	897,350

	Energy Equipment & Services – 0.2% (0.1% of Total Investments)

953	PGS Finance, Inc., Term Loan	4.450%	6/29/15	Ba2	924,733

	Food & Staples Retailing – 0.6% (0.4% of Total Investments)

3,573	Supervalu, Term Loan B	4.209%	6/02/12	N/R	3,496,807

	Food Products – 0.8% (0.5% of Total Investments)

465	Dole Food Company, Inc., Deposit-Funded Commitment	4.710%	4/12/13	Ba3	434,593
1,026	Dole Food Company, Inc., Term Loan B	5.020%	4/12/13	Ba3	958,278
3,419	Dole Food Company, Inc., Term Loan C	4.835%	4/12/13	Ba3	3,194,258

4,910	Total Food Products				4,587,129

	Gas Utilities – 0.2% (0.1% of Total Investments)

1,000	Energy Transfer Partners LP, Term Loan	4.878%	11/01/12	BBB-	974,584

	Health Care Providers & Services – 10.9% (6.4% of Total Investments)

232	Community Health Systems, Inc., Delayed Term Loan, (5), (6)	1.000%	7/25/14	BB	(9,415)
4,535	Community Health Systems, Inc., Term Loan	5.335%	7/25/14	BB	4,351,098
4,745	DaVita, Inc., Term Loan B-1	4.235%	10/05/12	BB+	4,552,949
5,122	HCA, Inc., Term Loan	4.946%	11/18/13	BB	4,873,011
5,693	HCA, Inc., Term Loan A	4.696%	11/18/12	BB	5,385,989
9,718	Health Management Associates, Inc., Term Loan	4.446%	2/28/14	BB-	8,992,788
1,679	HealthSouth Corporation, Term Loan	5.230%	3/10/13	BB-	1,597,794
3,246	IASIS Healthcare LLC, Delayed Term Loan	4.863%	3/14/14	Ba2	3,111,219
866	IASIS Healthcare LLC, Letter of Credit	2.781%	3/14/14	Ba2	829,658
9,406	IASIS Healthcare LLC, Term Loan	4.881%	3/14/14	Ba2	9,014,445
1,423	Invacare Corporation, Term Loan B	5.138%	2/12/13	Ba2	1,326,948
3,900	LifeCare, Term Loan B	6.950%	8/11/12	B2	3,373,500
519	LifePoint Hospitals, Inc., Term Loan B	4.710%	4/18/12	BB	499,488
2,897	Select Medical Corporation, Term Loan	5.058%	2/24/12	Ba2	2,653,913
12,613	Vanguard Health Holding Company II LLC, Replacement Term Loan	5.134%	9/23/11	Ba3	12,181,859

66,594	Total Health Care Providers & Services				62,735,244

	Health Care Technology – 0.3% (0.2% of Total Investments)

1,896	Emdeon Business Services LLC, Replacement Term Loan	4.700%	11/18/13	BB-	1,790,091

	Hotels, Restaurants & Leisure – 11.4% (6.7% of Total Investments)

9,256	24 Hour Fitness Worldwide, Inc., Term Loan B	5.933%	6/08/12	Ba3	8,284,089
1,123	Ameristar Casinos, Inc., Term Loan B	5.017%	11/10/12	BB+	1,086,073
771	CBRL Group, Inc., Term Loan B-1	4.620%	4/28/13	Ba2	730,918
93	CBRL Group, Inc., Term Loan B-2	4.620%	4/28/13	BB	87,825
4,913	Cedar Fair LP, Term Loan	4.863%	8/30/12	BB	4,684,614
667	Fontainebleau Las Vegas LLC, Delayed Term Loan, (5), (6)	2.000%	6/06/14	B+	(106,667)
1,333	Fontainebleau Las Vegas LLC, Term Loan	6.258%	6/06/14	B+	1,120,000
954	Green Valley Ranch Gaming LLC, Term Loan B	4.932%	2/16/14	BB-	767,677
401	Isle of Capri Casinos, Inc., Delayed Term Loan A	4.446%	11/25/13	BB+	354,533
456	Isle of Capri Casinos, Inc., Delayed Term Loan B	4.446%	11/25/13	BB+	403,150
1,139	Isle of Capri Casinos, Inc., Term Loan	4.446%	11/25/13	BB+	1,007,874
3,980	Orbitz Worldwide, Inc., Term Loan	5.794%	7/25/14	BB-	3,422,800
7,795	Penn National Gaming, Inc., Term Loan B	4.931%	10/03/12	BBB-	7,556,929
470	Seminole Gaming, Delayed Term Loan B-1	4.481%	3/05/14	BBB	457,895
1,690	Seminole Gaming, Delayed Term Loan B-2	4.625%	3/05/14	BBB	1,648,105
1,660	Seminole Gaming, Delayed Term Loan B-3	4.250%	3/05/14	BBB	1,618,421
1,985	Travelport LLC, Delayed Term Loan	5.113%	8/23/13	BB-	1,824,215
981	Travelport LLC, Letter of Credit	4.946%	8/23/13	BB-	907,098
4,891	Travelport LLC, Term Loan	5.113%	8/23/13	BB-	4,520,782
9,255	Universal City Development Partners, Ltd., Term Loan	4.633%	6/09/11	Ba1	9,034,750
3,335	Venetian Casino Resort, LLC, Delayed Term Loan, (5), (6)	0.750%	5/23/14	BB	(264,125)
13,571	Venetian Casino Resort LLC, Term Loan	4.450%	5/23/14	BB	12,496,197
4,104	Wintergames Holdings, Term Loan	6.141%	10/23/08	N/R	3,908,922

74,823	Total Hotels, Restaurants & Leisure				65,552,075

	Household Durables – 0.3% (0.2% of Total Investments)

1,708	Rent-A-Center Inc., Term Loan B	4.911%	6/30/12	BB+	1,607,519

	Household Products – 1.5% (0.9% of Total Investments)

7,217	Prestige Brands, Inc., Term Loan B	6.897%	4/06/11	BB-	6,982,410
1,770	Solo Cup Company, Term Loan	6.298%	2/27/11	B1	1,712,718

8,987	Total Household Products				8,695,128

	Independent Power Producers & Energy Traders – 2.0% (1.2% of Total Investments)

812	Covanta Energy Corporation, Synthetic Letter of Credit	4.088%	2/09/14	BB	776,795
1,661	Covanta Energy Corporation, Term Loan B	5.079%	2/09/14	BB	1,589,701
3,154	NRG Energy, Inc., Credit Linked Deposit	2.596%	2/01/13	Ba1	3,032,619
6,457	NRG Energy, Inc., Term Loan	4.196%	2/01/13	Ba1	6,209,355

12,084	Total Independent Power Producers & Energy Traders				11,608,470

	Insurance – 2.2% (1.3% of Total Investments)

16,564	Conseco, Inc., Term Loan	4.863%	10/10/13	Ba3	12,699,045

	Internet Software & Services – 0.4% (0.3% of Total Investments)

3,000	Sabre, Inc., Term Loan	4.885%	9/30/14	B+	2,546,438

	IT Services – 5.1% (3.0% of Total Investments)

6,965	First Data Corporation, Term Loan B-2	5.355%	9/24/14	BB-	6,562,534
1,995	First Data Corporation, Term Loan B-3	5.355%	9/24/14	BB-	1,875,662
1,351	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	6.450%	7/28/12	B+	1,122,900
2,589	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	6.450%	7/28/12	B+	2,077,787
18,381	SunGard Data Systems, Inc., Term Loan B	4.878%	2/28/14	BB	17,455,689

31,281	Total IT Services				29,094,572

	Leisure Equipment & Products – 1.6% (0.9% of Total Investments)

10,025	Bombardier Recreational Products, Inc., Term Loan	5.320%	6/28/13	B+	8,905,819

	Machinery – 1.2% (0.7% of Total Investments)

933	Navistar International Corporation, Synthetic Letter of Credit	2.614%	1/19/12	BB-	874,417
2,567	Navistar International Corporation, Term Loan	6.234%	1/19/12	BB-	2,404,646
3,950	Oshkosh Truck Corporation, Term Loan	4.760%	12/06/13	BBB-	3,793,096

7,450	Total Machinery				7,072,159

	Media – 28.7% (16.9% of Total Investments)

2,000	American Media Operations, Inc., Term Loan	7.250%	1/13/13	B	1,832,500
8,932	Cequel Communications LLC, Term Loan B	4.758%	11/05/13	BB-	8,166,486
3,000	Charter Communications Operating Holdings LLC, Holdco Term Loan	5.171%	3/06/14	B+	2,437,500
11,671	Charter Communications Operating Holdings LLC, Term Loan	4.900%	3/06/14	B+	10,338,341
4,071	Clear Channel Entertainment, Term Loan B	5.450%	6/20/13	Ba3	3,744,947
2,906	CSC Holdings, Inc., Term Loan	4.477%	3/29/13	BBB-	2,805,652
1,995	Gray Television Inc., Term Loan B	4.190%	12/31/14	B+	1,740,638
7,900	Idearc, Inc., Term Loan	4.707%	11/17/14	BBB-	6,537,250
15,673	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.946%	4/08/12	N/R	12,592,350
17,745	Neilsen Finance LLC, Term Loan	5.346%	8/09/13	Ba3	16,828,136
1,013	NextMedia Operating, Inc., Delayed Term Loan	4.718%	11/15/12	B+	901,643
2,284	NextMedia Operating, Inc., Term Loan, First Lien	6.800%	11/15/12	B+	2,032,363
4,733	Philadelphia Newspapers, Term Loan	6.600%	6/29/13	N/R	4,046,332
4,779	ProQuest Company, Term Loan B	5.209%	2/09/14	N/R	4,504,365
990	Readers Digest Association, Inc., Term Loan	4.942%	3/02/14	B1	833,580
10,201	Regal Cinemas Corporation, Term Loan	4.196%	10/27/13	Ba2	9,709,913
970	Spanish Broadcasting System, Inc., Term Loan B	4.450%	6/10/12	B2	819,650
24,813	Tribune Company, Term Loan B	5.542%	6/04/14	B	18,454,297
5,600	Tribune Company, Term Loan X	5.478%	6/04/09	B	5,341,000
25,000	Univision Communications, Inc., Term Loan	5.147%	9/29/14	Ba3	21,117,187
5,000	Univision Communications, Inc., Term Loan, Second Lien	5.363%	3/29/09	B3	4,808,333
3,000	UPC Broadband Holding BV, Term Loan N	4.459%	12/31/14	Ba3	2,828,438
785	Valassis Communications, Inc. Delayed Draw Term Loan	6.000%	3/02/14	BB	731,937
2,374	Valassis Communications, Inc. Tranche B, Term Loan	4.450%	3/02/14	BB	2,214,568
15,152	WMG Acquisition Corporation, Term Loan	4.315%	2/28/11	BB-	14,006,354
6,025	Yell Group PLC, Term Loan	4.863%	10/27/12	N/R	5,361,175

188,612	Total Media				164,734,935

	Metals & Mining – 2.0% (1.2% of Total Investments)

2,747	Amsted Industries, Inc., Delayed Draw Term Loan	4.922%	4/08/13	BB	2,705,844
3,778	Amsted Industries, Inc., Term Loan B	4.749%	4/08/13	BB	3,721,265
993	Edgen Murray II LLP, Term Loan	5.694%	5/11/14	B	848,588
4,784	John Maneely Company, Term Loan	6.031%	12/08/13	B+	4,320,772

12,302	Total Metals & Mining				11,596,469

	Oil, Gas & Consumable Fuels – 1.2% (0.7% of Total Investments)

1,971	Brand Energy & Infrastructure Services Inc., Term Loan B	5.015%	2/07/14	B1	1,749,479
3,000	CCS Income Trust, Term Loan, WI/DD	TBD	TBD	BB-	2,670,000
301	Coffeyville Resources LLC, Credit Linked Deposit	5.448%	12/28/10	BB-	282,186
975	Coffeyville Resources LLC, Term Loan D	5.450%	12/28/13	BB-	915,711
484	Targa Resources, Inc., Synthetic Letter of Credit	4.696%	10/31/12	Ba3	465,484
857	Targa Resources, Inc., Term Loan B	6.828%	10/31/12	Ba3	824,760

7,588	Total Oil, Gas & Consumable Fuels				6,907,620

	Paper & Forest Products – 3.5% (2.0% of Total Investments)

11,730	Georgia-Pacific Corporation, Term Loan B	4.727%	12/21/12	BB+	11,269,967
4,617	Georgia-Pacific Corporation, Term Loan B-2	4.684%	12/24/12	BB+	4,435,734
90	Ply Gem Industries, Inc., Canadian Term Loan	5.450%	8/15/11	BB-	77,178
2,863	Ply Gem Industries, Inc., Term Loan B3	5.450%	8/15/11	BB-	2,467,302
1,990	Wilton Products, Term Loan	6.320%	11/16/14	Ba3	1,741,250

21,290	Total Paper & Forest Products				19,991,431

	Pharmaceuticals – 1.0% (0.6% of Total Investments)

1,712	Stiefel Laboratories, Inc, Delayed Term Loan	4.966%	12/28/13	BB-	1,651,962
2,238	Stiefel Laboratories, Inc, Term Loan	4.966%	12/28/13	BB-	2,159,788
1,485	Warner Chilcott Corporation, Tranche B, Term Loan	4.841%	1/18/12	BB-	1,429,533
511	Warner Chilcott Corporation, Tranche C, Term Loan	4.696%	1/18/12	BB-	491,690

5,946	Total Pharmaceuticals				5,732,973

	Real Estate Management & Development – 4.2% (2.5% of Total Investments)

7,303	Capital Automotive LP, Term Loan	4.460%	12/15/10	BB+	7,082,411
14,080	LNR Property Corporation, Term Loan B	6.360%	7/12/11	BB	11,787,600
5,955	Realogy Corporation Delayed Draw Term Loan	5.717%	10/01/13	BB-	5,111,131

27,338	Total Real Estate Management & Development				23,981,142

	Road & Rail – 4.2% (2.4% of Total Investments)

667	Hertz Corporation, Letter of Credit	2.599%	12/21/12	BB+	640,379
3,687	Hertz Corporation, Term Loan	4.224%	12/21/12	BB+	3,541,518
26,512	Swift Transportation Company, Inc., Term Loan	6.500%	5/10/14	B+	19,756,690

30,866	Total Road & Rail				23,938,587

	Semiconductors & Equipment – 0.4% (0.3% of Total Investments)

2,963	Freescale Semiconductor, Inc., Term Loan	4.459%	11/29/13	Ba1	2,574,008

	Software – 2.8% (1.7% of Total Investments)

8,057	Dealer Computer Services, Inc., Term Loan	4.886%	10/26/12	BB	7,714,619
6,000	Dealer Computer Services, Inc., Term Loan, Second Lien	8.386%	10/26/13	B	5,655,000
1,985	IPC Systems, Inc., Term Loan	4.946%	5/31/14	B+	1,516,871
2,000	IPC Systems, Inc., Term Loan, Second Lien	7.946%	5/31/15	CCC+	1,403,333

18,042	Total Software				16,289,823

	Specialty Retail – 7.1% (4.2% of Total Investments)

6,248	Blockbuster, Inc., Tranche B, Term Loan	8.572%	8/20/11	B	5,861,610
970	Burlington Coat Factory Warehouse Corporation, Term Loan	5.340%	5/28/13	B2	817,499
3,916	CSK Automotive, Term Loan	9.750%	7/02/12	Ba3	3,895,983
702	J Crew Operating Corporation, Term Loan	5.097%	5/15/13	BB	657,895
12,570	Michaels Stores, Inc., Term Loan	5.204%	10/31/13	B	11,146,259
5,910	Sally Holdings LLC, Term Loan	5.600%	11/16/13	BB-	5,642,995
11,000	TRU 2005 RE Holding Co I LLC, Term Loan	5.709%	12/08/08	B3	10,175,000
2,985	TRU 2005 RE Holding Co I LLC, Term Loan B	7.315%	7/19/12	BB-	2,820,149

44,301	Total Specialty Retail				41,017,390

	Textiles, Apparel & Luxury Goods – 1.2% (0.6% of Total Investments)

2,789	HBI Branded Apparel Limited, Inc., Term Loan	4.615%	9/05/13	BB	2,743,961
2,000	HBI Branded Apparel Limited, Inc., Term Loan, Second Lien	6.657%	3/05/14	B1	1,987,500
1,819	Visant Holding Corporation, Term Loan C	6.718%	7/29/10	Ba1	1,752,270

6,608	Total Textiles, Apparel & Luxury Goods				6,483,731

	Trading Companies & Distributors – 1.4% (0.8% of Total Investments)

1,980	Ashtead Group Public Limited Company, Term Loan	4.500%	8/31/11	BB+	1,851,300
393	Brenntag Holdings GMBH & Co. KG, Acquisition Facility	5.794%	1/20/14	B+	363,764
1,607	Brenntag Holdings GMBH & Co. KG, Facility B2	5.794%	1/20/14	B+	1,488,736
3,098	United Rentals, Inc., Term Loan B	5.100%	2/14/11	BB+	3,022,753
1,121	United Rentals, Inc., Tranche B, Credit Linked Deposit	2.603%	2/13/11	BB+	1,093,458

8,199	Total Trading Companies & Distributors				7,820,011

	Wireless Telecommunication Services – 1.9% (1.1% of Total Investments)

12,000	Asurion Corporation, Term Loan	6.095%	7/03/14	N/R	11,104,996

$928,344	Total Variable Rate Senior Loan Interests (cost $913,345,208)				836,883,458

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value

	Corporate Bonds – 9.8% (5.7% of Total Investments)

	Diversified Telecommunication Services – 0.8% (0.5% of Total Investments)

$5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	6.100%	6/15/13	BBB-	$4,812,500

	Energy Equipment & Services – 0.9% (0.5% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	4.850%	10/01/10	BBB-	5,150,000

	Food Products – 0.5% (0.3% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B-	1,485,980
1,780	Dole Foods Company	8.875%	3/15/11	B-	1,602,000

3,308	Total Food Products				3,087,980

	Hotels, Restaurants & Leisure – 1.3% (0.8% of Total Investments)

7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	7,426,000

	Media – 1.8% (1.0% of Total Investments)

10,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, 144A	7.465%	4/01/09	B+	10,125,000

	Paper & Forest Products – 0.7% (0.4% of Total Investments)

500	Verso Paper Holdings LLC, Series B	9.125%	8/01/14	B+	518,750
4,000	Verso Paper Holdings LLC, Floating Rate Note, 3.750% plus three-month LIBOR	6.600%	8/01/14	B+	3,760,000

4,500	Total Paper & Forest Products				4,278,750

	Real Estate Investment Trust – 0.6% (0.4% of Total Investments)

4,000	Felcor Lodging LP, Floating Rate Note, 1.875% plus six-month LIBOR	4.840%	12/01/11	Ba3	3,670,000

	Semiconductors & Equipment – 3.0% (1.7% of Total Investments)

1,400	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR	8.350%	6/01/13	BB-	1,403,500
16,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	5.600%	10/15/13	BB-	14,780,000
1,000	Spansion LLC, Floating Rate Note, 3.125% plus three-month LIBOR, 144A	5.975%	6/01/13	BB-	755,000

18,400	Total Semiconductors & Equipment				16,938,500

	Textiles, Apparel & Luxury Goods – 0.2% (0.1% of Total Investments)

1,000	HanesBrands Inc., Floating Rate Note, 3.375% plus six-month LIBOR	6.340%	12/15/14	B2	947,500

$59,108	Total Corporate Bonds (cost $59,812,903)				56,436,230

Shares	Description (1)				Value

	Investment Companies – 1.7% (1.0% of Total Investments)

316,268	Eaton Vance Floating-Rate Income Trust Fund				$4,835,738
691,950	Eaton Vance Senior Income Trust				4,843,650

	Total Investment Companies (cost $9,962,993)				9,679,388

Shares	Description (1)				Value

	Warrants – 0.1% (0.1% of Total Investments)

36,521	Reliant Energy Inc., Warrant Class A (7)				$754,159

	Total Warrants (cost $257,912)				754,159

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value

	Short-Term Investments – 12.6% (7.4% of Total Investments)

$72,122	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/08, repurchase price $72,125,736, collateralized by $71,165,000 U.S. Treasury Notes, 4.375%, due 11/15/08, value $73,566,819	1.730%	5/01/08		$72,122,270

	Total Short-Term Investments (cost $72,122,270)				72,122,270

	Total Investments (cost $1,055,501,286) – 169.9%				975,875,505

	Other Assets Less Liabilities – (0.2)%				(1,624,103)

	Preferred Shares, at Liquidation Value – (69.7)% (8)				(400,000,000)

	Net Assets Applicable to Common Shares – 100%				$574,251,402

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(3)
Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)
Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(5)	Position, or portion of position, represents an unfunded Senior Loan commitment outstanding at April 30, 2008. At April 30, 2008, the Fund had unfunded Senior Loan commitments of $6,582,970.

(6)	Negative value represents unrealized depreciation on unfunded Senior Loan commitment outstanding at April 30, 2008.

(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.

(8)	Preferred Shares, at Liquidation Value as a percentage of total investments is (41.0)%.

N/R	Not rated.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
At April 30, 2008, the cost of investments was $1,056,566,086.
Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2008, were as follows:

Gross unrealized:
Appreciation	$1,829,739
Depreciation	(82,520,320)

Net unrealized appreciation (depreciation) of investments	$(80,690,581)

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Floating Rate Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date June 27, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date June 27, 2008

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date June 27, 2008

*	Print the name and title of each signing officer under his or her signature.